RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RECLAMATION PROVISION
Long-term, beginning of year	$ 427,346
Current, beginning of year	12,455
Reclassification from long-term to current, end of year	(15,270)	$ (12,455)
Long-term, end of year	651,783	427,346
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	419,417	371,132
Current, beginning of year	9,377	3,856
Current year additions and changes in estimate, net	198,843	36,032
Current year accretion	3,502	5,791
Liabilities settled	(1,892)	(3,839)
Foreign exchange revaluation	17,721	15,822
Reclassification from long-term to current, end of year	(11,320)	(9,377)
Long-term, end of year	635,648	419,417
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	7,929	9,615
Current, beginning of year	3,078	1,555
Current year additions and changes in estimate, net	10,480	2,600
Liabilities settled	(1,539)	(3,269)
Foreign exchange revaluation	137	506
Reclassification from long-term to current, end of year	(3,950)	(3,078)
Long-term, end of year	$ 16,135	$ 7,929
Minimum | Discount rate
RECLAMATION PROVISION
Discount rate used	(0.10%)	0.75%
Maximum | Discount rate
RECLAMATION PROVISION
Discount rate used	0.92%	1.86%